SIRIOS LONG/SHORT FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 97.7%
COMMON STOCKS — 71.7%
Aerospace & Defense — 3.1%
HEICO Corp., Class A	6,909	$ 984,118
Airlines — 1.2%
Delta Air Lines, Inc.	9,805	394,455
Auto Manufacturers — 1.6%
PACCAR, Inc.†	5,411	528,384
Banks — 1.5%
Wells Fargo & Co.†	9,517	468,427
Beverages — 1.0%
Constellation Brands, Inc., Class A†	1,300	314,275
Commercial Services — 6.6%
Global Payments, Inc.	6,364	808,228
S&P Global, Inc.†	3,015	1,328,168
		2,136,396
Environmental Control — 2.4%
Clean Harbors, Inc.*	2,889	504,159
Waste Connections, Inc. (Canada)	1,702	254,058
		758,217
Healthcare-Products — 17.8%
Abbott Laboratories†	6,712	738,790
Alcon, Inc. (Switzerland)	26,380	2,060,806
Boston Scientific Corp.†*	21,182	1,224,531
Globus Medical, Inc., Class A*	17,580	936,838
Inspire Medical Systems, Inc.*	651	132,433
Lantheus Holdings, Inc.*	2,108	130,696
Medtronic PLC (Ireland)	6,388	526,243
		5,750,337
Healthcare-Services — 0.5%
HCA Healthcare, Inc.	623	168,634
Internet — 2.8%
Alphabet, Inc., Class A†*	1,821	254,376
Amazon.com, Inc.*	4,162	632,374
		886,750
Leisure Time — 1.5%
Royal Caribbean Cruises Ltd.*	3,609	467,329
Machinery-Diversified — 1.0%
Ingersoll Rand, Inc.†	4,302	332,717
Miscellaneous Manufacturing — 2.8%
General Electric Co.	6,985	891,496
	Number of Shares	Value
Common Stocks — (Continued)
Pharmaceuticals — 4.7%
Becton Dickinson & Co.†	2,627	$ 640,541
Eli Lilly & Co.†	1,477	860,973
		1,501,514
Private Equity — 2.8%
Carlyle Group, Inc. (The)	22,334	908,770
Retail — 1.1%
Portillo's, Inc., Class A*	23,231	370,070
Semiconductors — 4.0%
Analog Devices, Inc.	792	157,259
NVIDIA Corp.	1,589	786,905
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3,286	341,744
		1,285,908
Software — 10.8%
Adobe, Inc.†*	1,002	597,793
Microsoft Corp.	2,586	972,439
Roper Technologies, Inc.†	1,915	1,044,001
Smartsheet, Inc., Class A*	10,265	490,872
Splunk, Inc.†*	2,534	386,055
		3,491,160
Telecommunications — 1.1%
T-Mobile US, Inc.†	2,231	357,696
Transportation — 3.4%
Old Dominion Freight Line, Inc.†	1,073	434,919
Union Pacific Corp.†	2,738	672,508
		1,107,427
TOTAL COMMON STOCKS (Cost $18,679,310)		23,104,080
SHORT-TERM INVESTMENTS — 26.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.25%(a) (Cost $8,399,767)	8,399,767	8,399,767

TOTAL LONG POSITIONS - 97.7% (Cost $27,079,077)		$31,503,847
SHORT POSITIONS — (3.9)%
Common Stocks — (3.9)%
Aerospace & Defense — (0.9)%
Airbus SE, ADR (France)	(3,389)	(130,714)
Lockheed Martin Corp.	(365)	(165,432)

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value

Common Stocks — (Continued)
Aerospace & Defense — (Continued)
		(296,146)
Beverages — (0.5)%
PepsiCo, Inc.	(959)	$ (162,877)
Commercial Services — (1.1)%
Automatic Data Processing, Inc.	(1,569)	(365,530)
Diversified Financial Services — (1.0)%
Capital One Financial Corp.	(2,469)	(323,735)
Media — (0.4)%
Comcast Corp., Class A	(2,728)	(119,623)
Total Common Stocks (Proceeds $1,188,035)		(1,267,911)

Value

TOTAL SHORT POSITIONS - (3.9)% (Proceeds $1,188,035)	$(1,267,911)
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.2%	1,989,422
NET ASSETS - 100.0%	$32,225,358

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts or securities sold short.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at December 31, 2023.

Forward foreign currency contracts outstanding as of December 31, 2023 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
EUR	21,000	USD	23,104	03/20/24	MS	$154
USD	147,613	CAD	197,000	03/20/24	MS	(1,225)
USD	145,217	CHF	125,000	03/20/24	MS	(4,658)
USD	1,629,772	EUR	1,489,000	03/20/24	MS	(19,386)
USD	2,991,777	GBP	2,356,000	03/20/24	MS	(12,487)
						$(37,602)
The following table represents Total Return Swaps - Long positions and their related values as of December 31, 2023.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	$365,095	$213,342
ASML Holding NV	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	488,294	92,707
BAE Systems PLC	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	193,060	109,915
Julius Baer Group Ltd.	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	166,134	(23,822)
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	2,076,999	485,650
Pernod Ricard SA	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	417,789	9,944
Canadian Pacific Railway Ltd.	U.S. Fed Funds +0.550%	Maturity	MS	06/30/25	131,445	13,115
						$900,851
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
The following table represents Total Return Swaps - Short positions and their related values as of December 31, 2023.
Reference Entity/Index (Pay)	Receive	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
S&P 500 Equal Weight Financial	U.S. Fed Funds -0.350%	Maturity	MS	07/31/24	$1,321,186	$33,412
S&P 500 Index	U.S. Fed Funds -0.250%	Maturity	MS	12/05/24	878,225	1,753
Moody's Corporation	U.S. Fed Funds -0.300%	Maturity	MS	12/06/24	316,712	19,885
Technology Select Sector	U.S. Fed Funds -0.100%	Maturity	MS	01/10/25	769,964	(52,315)
Health Care Select Sector	U.S. Fed Funds -0.250%	Maturity	MS	01/24/25	912,819	31,805
Dow Jones U.S. Real Estate Index	U.S. Fed Funds -0.200%	Maturity	MS	12/02/25	113,104	(3,918)
S&P 500 Equal Weight Consumer Discretionary	U.S. Fed Funds -0.350%	Maturity	MS	12/02/25	264,085	(12,643)
Industrial Select Sector Index	U.S. Fed Funds -0.350%	Maturity	MS	01/06/27	1,258,255	(63,992)
S&P Pharmaceuticals Select Industry Index	U.S. Fed Funds -0.350%	Maturity	MS	01/07/27	633,885	(57,695)
S&P Transportation Select Industry Index	U.S. Fed Funds -0.700%	Maturity	MS	01/07/27	302,867	(20,289)
						$(123,997)
Total Swap Contracts						$776,854
*	Includes $(59,775) related to open trades, dividends receivables/payables and swap receivables/payables activities.
ADR	American Depositary Receipt
CAD	Canada Dollar
CHF	Switzerland Franc
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
USD	United States Dollar
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 72.0%
Aerospace & Defense — 5.1%
HEICO Corp., Class A	4,531	$ 645,396
Airlines — 1.2%
Delta Air Lines, Inc.	3,783	152,190
Auto Manufacturers — 1.6%
PACCAR, Inc.	2,076	202,721
Banks — 1.5%
Wells Fargo & Co.	3,733	183,738
Beverages — 1.0%
Constellation Brands, Inc., Class A	497	120,150
Commercial Services — 6.4%
Global Payments, Inc.	2,396	304,292
S&P Global, Inc.	1,161	511,444
		815,736
Environmental Control — 2.3%
Clean Harbors, Inc.*	1,114	194,404
Waste Connections, Inc. (Canada)	664	99,115
		293,519
Healthcare-Products — 17.4%
Abbott Laboratories†	2,558	281,559
Alcon, Inc. (Switzerland)	10,142	792,293
Boston Scientific Corp.†*	8,233	475,950
Globus Medical, Inc., Class A*	6,598	351,607
Inspire Medical Systems, Inc.*	249	50,654
Lantheus Holdings, Inc.*	818	50,716
Medtronic PLC (Ireland)	2,444	201,337
		2,204,116
Healthcare-Services — 0.5%
HCA Healthcare, Inc.	238	64,422
Internet — 2.7%
Alphabet, Inc., Class A*	714	99,739
Amazon.com, Inc.*	1,594	242,192
		341,931
Leisure Time — 1.4%
Royal Caribbean Cruises Ltd.*	1,352	175,071
Machinery-Diversified — 1.0%
Ingersoll Rand, Inc.	1,671	129,235
Miscellaneous Manufacturing — 2.6%
General Electric Co.	2,621	334,518
Pharmaceuticals — 4.4%
Becton Dickinson & Co.	1,001	244,074
Eli Lilly & Co.†	542	315,943
		560,017
	Number of Shares	Value
Common Stocks — (Continued)
Private Equity — 2.7%
Carlyle Group, Inc. (The)	8,494	$ 345,621
Retail — 1.1%
Portillo's, Inc., Class A*	8,828	140,630
Semiconductors — 3.9%
Analog Devices, Inc.	311	61,752
NVIDIA Corp.	614	304,065
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1,251	130,104
		495,921
Software — 10.8%
Adobe, Inc.*	388	231,481
Microsoft Corp.	1,009	379,424
Roper Technologies, Inc.	751	409,423
Smartsheet, Inc., Class A*	4,041	193,240
Splunk, Inc.†*	982	149,608
		1,363,176
Telecommunications — 1.1%
T-Mobile US, Inc.†	867	139,006
Transportation — 3.3%
Old Dominion Freight Line, Inc.	404	163,753
Union Pacific Corp.	1,036	254,463
		418,216
TOTAL COMMON STOCKS (Cost $7,496,817)		9,125,330
SHORT-TERM INVESTMENTS — 25.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.25%(a) (Cost $3,271,078)	3,271,078	3,271,078

TOTAL INVESTMENTS - 97.8% (Cost $10,767,895)		12,396,408
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		284,699
NET ASSETS - 100.0%		$12,681,107

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at December 31, 2023.

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
Forward foreign currency contracts outstanding as of December 31, 2023 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
EUR	8,000	USD	8,802	03/20/24	MS	$59
USD	57,697	CAD	77,000	03/20/24	MS	(479)
USD	54,602	CHF	47,000	03/20/24	MS	(1,751)
USD	618,416	EUR	565,000	03/20/24	MS	(7,356)
USD	1,314,300	GBP	1,035,000	03/20/24	MS	(5,485)
						$(15,012)
The following table represents Total Return Swaps - Long positions and their related values as of December 31, 2023.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	$148,840	$74,178
BAE Systems PLC	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	72,688	41,290
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	936,787	205,939
Pernod Ricard SA	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	151,617	3,609
Canadian Pacific Railway Ltd.	U.S. Fed Funds +0.400%	Maturity	MS	06/30/25	50,968	4,913
ASML Holding NV	U.S. Fed Funds +0.550%	Maturity	MS	05/14/26	187,856	35,603
Julius Baer Group Ltd.	U.S. Fed Funds +0.550%	Maturity	MS	05/14/26	62,965	(9,062)
Total Swap Contracts						$356,470

*	Includes $(85,373) related to open trades, dividends receivables/payables and swap receivables/payables activities.
ADR	American Depositary Receipt
CAD	Canada Dollar
CHF	Switzerland Franc
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
USD	United States Dollar
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments
December 31, 2023
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The Sirios Long/Short Fund and Sirios Focus Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). OTC investments (including swap contracts) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
The following is a summary of the inputs used, as of December 31, 2023, in valuing each Fund's investments carried at fair value:
	Total Value at 12/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Long/Short Fund
Assets
Long Positions:
Common Stocks	$23,104,080	$23,104,080	$—	$—
Short-Term Investments	8,399,767	8,399,767	—	—
Derivatives:
Equity Contracts
Total Return Swap Contracts	1,011,528	—	1,011,528	—
Foreign Currency Contracts
Forward Foreign Currency Contract	154	—	154	—
Total Assets	$32,515,529	$31,503,847	$1,011,682	$—
Liabilities
Short Positions
Common Stocks	$(1,267,911)	$(1,267,911)	$—	$—
Derivatives:
Equity Contracts
Total Return Swap Contracts	(234,674)	—	(234,674)	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(37,756)	—	(37,756)	—
Total Liabilities	$(1,540,341)	$(1,267,911)	$(272,430)	$—
Sirios Focus Fund
Assets
Common Stocks	$9,125,330	$9,125,330	$—	$—
Short-Term Investments	3,271,078	3,271,078	—	—
Derivatives:
Equity Contracts
Total Return Swap Contracts	365,532	—	365,532	—
Foreign Currency Contracts
Forward Foreign Currency Contract	59	—	59	—
Total Assets	$12,761,999	$12,396,408	$365,591	$—
Liabilities
Derivatives:
Equity Contracts
Total Return Swap Contract	$(9,062)	$—	$(9,062)	$—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(15,071)	—	(15,071)	—
Total Liabilities	$(24,133)	$—	$(24,133)	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3during the period. A reconciliation of Level 3investments is presented only when the Funds have an amount of Level 3investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended December 31, 2023, there were no transfers in or out of Level 3.
Short Sales — Each Fund may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.
Forward Foreign Currency Contracts — A forward foreign currency contract ("Forward Contract") is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. Each Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. Each Fund utilized Forward Contracts for hedging purposes to protect each Fund's return against adverse currency movements.
The Funds utilized Forward Contracts for hedging purposes to protect the Funds’ returns against adverse currency movements.
Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).
The Funds used total return swaps to enhance returns, obtain short exposure as part of the Fund's strategy and for market exposure.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.